Total
Johnson Core Plus Bond Fund
Johnson Core Plus Bond Fund
JOHNSON MUTUAL FUNDS Johnson Core Plus Bond Fund SUPPLEMENT DATED February 9, 2024 TO THE PROSPECTUS DATED May 1, 2023
The performance table on page 20 of the Fund’s prospectus is hereby restated as follows:
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Core Plus Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Johnson Core Plus Bond Fund	Return Before Taxes	(13.71%)	(11.99%)
After Taxes on Distributions | Johnson Core Plus Bond Fund	Return After Taxes on Distributions	(14.58%)	(12.83%)
After Taxes on Distributions and Sale of Fund Shares | Johnson Core Plus Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	(8.10%)	(9.45%)
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	(11.43%)

The Bloomberg US Aggregate Bond Index is the primary benchmark.